IBOR Benchmark Reform	12 Months Ended
Dec. 31, 2023
IBOR Transition [Abstract]
IBOR Transition [Text Block]	42 – Interest rate benchmark reform On June 30, 2023, Deutsche Bank materially completed the transition of its remaining transactions linked to USD LIBOR rates. All positions previously referencing CHF LIBOR, JPY LIBOR, EUR LIBOR and EONIA were transitioned in 2022. Positions referencing GBP LIBOR and USD LIBOR tenors that ceased in early 2022 have been materially transitioned to an alternative reference rate. The bank panel to determine the USD LIBOR permanently ceased as of June 30, 2023, but certain short-term US dollar LIBOR settings will continue to be published using a synthetic methodology until September 30, 2024. Remaining USD LIBOR exposure post cessation relate to positions temporarily utilizing the last available LIBOR fixing or synthetic LIBOR. These positions are closely monitored and are on track for transition. As of December 31, 2023, Deutsche Bank’s financial instruments notional exposure linked to synthetic USD LIBOR settings is € 3.6 billion, thereof Derivatives: € 0.1 billion, Non-Derivative financial assets: € 1.1 billion, Non-Derivative financial liabilities: € 2.4 billion. As of December 31, 2022, notional exposure of positions referencing USD LIBOR was: € 5,975 billion, thereof Derivatives: € 5,897 billion, Non-Derivative financial assets: € 34 billion, Non-Derivative financial liabilities: € 9 billion and Off-balance sheet commitments: € 35 billion.